INCOME TAX - Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Balance at the beginning of the year	¥ 40,764,285	¥ 24,508,473	¥ 41,219,052
Additions	68,593,841	25,114,239	5,567,822
Reduction	(1,575,820)	(8,858,427)	(22,278,401)
Balance at the end of the year	¥ 107,782,306	¥ 40,764,285	¥ 24,508,473